Income Tax (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax [Abstract]
Schedule of Reconciliation of the Expected Income Tax Benefits to the Actual Income Tax Provision

A reconciliation of the expected income tax benefits to the actual income tax provision is as follows:

	June 30,	June 30,
	2025	2024
Net loss before income taxes	$(7,686,900)	$(2,940,528)

Income tax benefits attributable to net income at Singapore statutory rate of 17%*	(1,306,773)	(499,890)
Effect of different tax rates in other jurisdictions	(27,480)	(44,563)
Non-deductible expenses	139,090	166,923
Unrecognized deferred tax asset	1,195,163	377,530
Total tax provision	$-	$-

*	The Company has reconciled to the Singapore corporate income tax rate of 17% to reflect the location of the Company’s operating activities and rather than reconciling to Cayman Islands statutory tax rate of 0%.

Schedule of Components of the Deferred Tax Assets

The components of the deferred tax assets are as follows:

	June 30,	December 31,
	2025	2024
Tax loss carry forwards	$15,747,576	$15,794,453
Deferred tax assets	2,677,088	2,685,057
Valuation allowance	(2,677,088)	(2,685,057)
Total deferred tax assets, net	$-	$-